UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-02538

Touchstone Investment Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: September 30

Date of reporting period: June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Active Bond Fund – June 30, 2014 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 33.0%

	Financials — 12.6%
$480,000	American Express Credit Corp. MTN,
	2.375%, 3/24/17	$496,230
630,000	Bank of America Corp.,
	5.200%, 12/29/49(A)	603,225
145,000	Bank of America Corp. MTN,
	5.000%, 5/13/21	161,848
452,000	Bank of America NA, 5.300%, 3/15/17	497,125
280,000	Boston Properties LP, 3.850%, 2/1/23	288,746
305,000	Brandywine Operating Partnership LP,
	5.400%, 11/1/14	309,587
250,000	Citigroup, Inc., 3.375%, 3/1/23	249,044
630,000	Citigroup, Inc., 5.350%, 4/29/49(A)	604,406
630,000	Fifth Third Bancorp,
	4.900%, 12/29/49(A)	626,566
890,000	Ford Motor Credit Co. LLC,
	2.375%, 1/16/18	909,144
1,500,000	General Electric Capital Corp.,
	6.250%, 12/22/49(A)	1,668,750
305,000	General Electric Capital Corp. MTN,
	4.650%, 10/17/21	339,172
155,000	Goldman Sachs Group, Inc. (The),
	5.250%, 7/27/21	174,055
630,000	Goldman Sachs Group, Inc. (The),
	5.700%, 12/29/49(A)	650,869
415,000	Goldman Sachs Group, Inc. (The),
	6.125%, 2/15/33	497,060
175,000	Health Care REIT, Inc., 6.125%, 4/15/20	203,441
180,000	HSBC Bank PLC, 144a, 4.125%, 8/12/20	194,829
135,000	JPMorgan Chase & Co.,
	4.350%, 8/15/21	146,183
630,000	JPMorgan Chase & Co.,
	5.150%, 12/29/49(A)	604,012
465,000	JPMorgan Chase & Co.,
	6.000%, 1/15/18	532,480
125,000	KeyCorp MTN, 5.100%, 3/24/21	141,638
440,000	Morgan Stanley, 3.750%, 2/25/23	447,603
630,000	Morgan Stanley, 5.450%, 7/29/49(A)	641,491
300,000	Omega Healthcare Investors, Inc., REIT,
	144a, 4.950%, 4/1/24	306,409
250,000	PNC Bank NA, 2.700%, 11/1/22	240,990
192,000	Protective Life Corp., 7.375%, 10/15/19	237,563
170,000	Santander Holdings USA, Inc.,
	4.625%, 4/19/16	180,744
1,075,000	Simon Property Group LP,
	2.750%, 2/1/23	1,038,476
133,000	SunTrust Bank, 7.250%, 3/15/18	157,483
290,000	WCI Finance LLC / WEA Finance LLC,
	144a, 5.700%, 10/1/16	326,832
		13,476,001

	Energy — 5.9%
500,000	Boardwalk Pipelines LP, 3.375%, 2/1/23	462,142
505,000	Canadian Natural Resources Ltd.
	(Canada), 6.250%, 3/15/38	628,701
890,000	CNOOC Finance 2012 Ltd., 144a,
	3.875%, 5/2/22	907,555
565,000	Continental Resources, Inc./OK,
	7.125%, 4/1/21	639,862
735,000	DCP Midstream LLC, 144a,
	5.350%, 3/15/20	813,524
225,000	El Paso Natural Gas Co. LLC,
	5.950%, 4/15/17	252,966
229,000	Enbridge Energy Partners LP,
	9.875%, 3/1/19	300,538
215,000	Nabors Industries, Inc.,
	5.000%, 9/15/20	241,236
500,000	Petrobras International Finance Co. -
	Pifco, 5.375%, 1/27/21	521,115
510,000	Petroleos Mexicanos (Mexico),
	4.875%, 1/24/22	551,718
21,000	Pioneer Energy Services Corp.,
	9.875%, 3/15/18	22,050
760,000	Plains Exploration & Production Co.,
	6.875%, 2/15/23	889,200
39,750	Tengizchevoil Finance Co. SARL
	(Luxembourg), 144a,
	6.124%, 11/15/14	40,203
		6,270,810

	Consumer Discretionary — 3.1%
295,000	Anheuser-Busch InBev Worldwide,
	Inc., 8.200%, 1/15/39	451,405
275,000	Caterpillar Financial Services Corp.
	MTN, 5.450%, 4/15/18	313,524
200,000	Comcast Corp., 4.650%, 7/15/42	207,358
220,000	DIRECTV Holdings LLC / DIRECTV
	Financing Co., Inc., 2.400%, 3/15/17	226,567
220,000	Home Depot, Inc. (The),
	5.950%, 4/1/41	275,721
70,000	International Game Technology,
	5.500%, 6/15/20	74,408
170,000	Mondelez International, Inc.,
	4.125%, 2/9/16	178,767
210,000	News America, Inc., 6.900%, 3/1/19	253,414
497,000	Sirius XM Radio, Inc., 144a,
	5.250%, 8/15/22	535,518
440,000	Time Warner Cable, Inc.,
	4.125%, 2/15/21	475,089
330,000	Viacom, Inc., 6.250%, 4/30/16	362,410
		3,354,181

	Utilities — 2.6%
874,000	Alabama Power Capital Trust V,
	3.333%, 10/1/42(A)	818,370
320,000	CenterPoint Energy, Inc.,
	5.950%, 2/1/17	357,420
575,000	Dominion Resources, Inc.,
	5.950%, 6/15/35	695,289
265,000	Iberdrola International BV,
	6.750%, 7/15/36	329,381
115,000	NextEra Energy Capital Holdings, Inc.,
	6.000%, 3/1/19	133,990

1

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 33.0% (Continued)

	Utilities — (Continued)
$225,000	NextEra Energy Capital Holdings, Inc.,
	6.350%, 10/1/66(A)	$221,906
185,000	PPL Energy Supply LLC,
	6.500%, 5/1/18	206,360
		2,762,716

	Consumer Staples — 2.0%
400,000	CVS Caremark Corp., 2.250%, 12/5/18	404,895
88,000	Ingredion, Inc., 4.625%, 11/1/20	94,819
515,000	Kraft Foods Group, Inc.,
	6.875%, 1/26/39	673,575
500,000	Kroger Co. (The), 5.000%, 4/15/42	528,483
370,000	Wal-Mart Stores, Inc., 6.200%, 4/15/38	473,390
		2,175,162

	Materials — 2.0%
530,000	Domtar Corp., 10.750%, 6/1/17	659,784
500,000	Rio Tinto Finance USA Ltd.,
	3.500%, 11/2/20	523,140
226,000	Southern Copper Corp.,
	5.375%, 4/16/20	249,921
62,000	Vale Overseas Ltd., 5.625%, 9/15/19	69,732
260,000	Xstrata Finance Canada Ltd., 144a,
	3.600%, 1/15/17	272,782
280,000	Xstrata Finance Canada Ltd., 144a,
	5.800%, 11/15/16	308,095
		2,083,454

	Industrials — 1.9%
250,000	Air Lease Corp., 5.625%, 4/1/17	274,062
190,000	Burlington Northern Santa Fe LLC,
	5.750%, 5/1/40	227,033
158,000	Con-way, Inc., 6.700%, 5/1/34	174,022
400,000	FedEx Corp., 5.100%, 1/15/44	432,821
80,000	Hutchison Whampoa International
	09/19 Ltd. (Cayman Islands), 144a,
	5.750%, 9/11/19	91,927
350,000	Norfolk Southern Corp.,
	5.750%, 4/1/18	399,668
370,000	Republic Services, Inc., 3.550%, 6/1/22	382,488
		1,982,021

	Telecommunication Services — 1.8%
120,000	America Movil SAB DE CV,
	2.375%, 9/8/16	123,388
335,000	AT&T, Inc., 5.500%, 2/1/18	379,101
325,000	CenturyLink, Inc., 5.150%, 6/15/17	351,000
480,000	Orange SA (France), 2.750%, 2/6/19	491,690
194,000	Telefonica Emisiones SAU,
	6.421%, 6/20/16	213,573
275,000	Verizon Communications, Inc.,
	6.250%, 4/1/37	333,715
32,000	Wind Acquisition Finance SA, 144a,
	7.250%, 2/15/18	33,808
		1,926,275

	Information Technology — 0.8%
325,000	Apple, Inc., 1.000%, 5/3/18	317,836
385,000	Oracle Corp., 3.875%, 7/15/20	415,839
94,000	Western Union Co. (The),
	5.253%, 4/1/20	103,691
		837,366

	Health Care — 0.3%
325,000	Medtronic, Inc., 4.450%, 3/15/20	359,942
	Total Corporate Bonds	$35,227,928

	U.S. Treasury Obligations — 24.4%
11,260,000	U.S. Treasury Note, 0.250%, 11/30/15	11,264,842
1,235,000	U.S. Treasury Note, 0.375%, 5/31/16	1,233,892
1,075,000	U.S. Treasury Note, 0.750%, 3/15/17	1,075,000
11,375,000	United States Treasury Inflation
	Indexed Bonds, 0.125%, 4/15/16	12,536,506
	Total U.S. Treasury Obligations	$26,110,240

	U.S. Government Mortgage-Backed
	Obligations — 22.2%
96,181	FHLMC, Pool #1B3366,
	2.408%, 3/1/37(A)	101,741
236,168	FHLMC, Pool #1H1348,
	2.265%, 10/1/36(A)	250,927
961,952	FHLMC, Pool #1Q0339,
	2.534%, 4/1/37(A)	1,029,078
48,413	FHLMC, Pool #A12886, 5.000%, 8/1/33	54,131
67,287	FHLMC, Pool #A13842, 6.000%, 9/1/33	75,611
25,845	FHLMC, Pool #A21415, 5.000%, 5/1/34	28,660
69,855	FHLMC, Pool #A35682, 5.000%, 7/1/35	77,532
29,884	FHLMC, Pool #A36523, 5.000%, 8/1/35	33,129
291,742	FHLMC, Pool #A46590, 5.000%, 8/1/35	326,410
72,948	FHLMC, Pool #A56988, 5.500%, 2/1/37	81,312
388,943	FHLMC, Pool #A96485, 4.500%, 1/1/41	422,468
1,280,690	FHLMC, Pool #A97897, 4.500%, 4/1/41	1,404,110
32,282	FHLMC, Pool #C62740, 7.000%, 1/1/32	36,319
43,432	FHLMC, Pool #C72254, 6.500%, 7/1/32	49,701
160,615	FHLMC, Pool #C90986, 7.000%, 6/1/26	185,187
65,752	FHLMC, Pool #G02184, 5.000%, 4/1/36	72,943
900,922	FHLMC, Pool #G05733,
	5.000%, 11/1/39	1,008,207
532,350	FHLMC, Pool #J13584,
	3.500%, 11/1/25	564,286
205,695	FNMA, Pool #255628, 5.500%, 2/1/25	230,840
15,008	FNMA, Pool #432269, 6.500%, 8/1/28	16,922
15,072	FNMA, Pool #496848, 6.500%, 6/1/29	17,035
8,498	FNMA, Pool #535290, 8.000%, 5/1/30	9,859
29,690	FNMA, Pool #540040, 7.500%, 6/1/28	30,980
26,849	FNMA, Pool #561741, 7.500%, 1/1/31	30,816
11,478	FNMA, Pool #569874, 8.000%, 2/1/31	12,347
8,112	FNMA, Pool #575501, 6.000%, 5/1/17	8,390
55,446	FNMA, Pool #596500, 6.500%, 7/1/16	57,285
24,365	FNMA, Pool #626811, 6.500%, 6/1/17	25,457
100,637	FNMA, Pool #640291, 7.000%, 8/1/32	112,654
36,103	FNMA, Pool #653301, 6.500%, 7/1/32	40,717
132,802	FNMA, Pool #653502, 6.500%, 7/1/32	149,740

2

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed
	Obligations — 22.2% (Continued)
$107,123	FNMA, Pool #670402, 6.500%, 6/1/32	$120,786
39,554	FNMA, Pool #690208, 6.500%, 3/1/33	44,685
52,280	FNMA, Pool #704460, 6.000%, 5/1/18	54,581
10,581	FNMA, Pool #725906,
	2.371%, 8/1/34(A)	11,336
656,635	FNMA, Pool #745257, 6.000%, 1/1/36	742,503
4,037	FNMA, Pool #745974,
	2.564%, 10/1/36(A)	4,319
212,735	FNMA, Pool #810049, 5.500%, 3/1/35	238,883
438,122	FNMA, Pool #819297, 6.000%, 9/1/35	496,000
131,949	FNMA, Pool #889060, 6.000%, 1/1/38	149,047
286,050	FNMA, Pool #889061, 6.000%, 1/1/38	326,673
126,171	FNMA, Pool #893003, 7.000%, 9/1/36	142,463
48,727	FNMA, Pool #895657, 6.500%, 8/1/36	52,734
426,066	FNMA, Pool #905049, 5.500%, 11/1/36	479,403
614,616	FNMA, Pool #908944, 5.500%, 1/1/37	687,624
1,063,447	FNMA, Pool #928553, 5.500%, 8/1/37	1,210,977
51,564	FNMA, Pool #995220, 6.000%, 11/1/23	56,687
648,632	FNMA, Pool #AA3467, 4.500%, 4/1/39	708,533
1,011,287	FNMA, Pool #AA4584, 4.500%, 4/1/39	1,104,438
184,708	FNMA, Pool #AB1800, 4.000%, 11/1/40	196,607
836,260	FNMA, Pool #AB2452, 4.000%, 3/1/26	895,977
207,773	FNMA, Pool #AB5989, 2.500%, 8/1/27	211,349
276,625	FNMA, Pool #AD3775, 4.500%, 3/1/25	296,539
349,238	FNMA, Pool #AD6193, 5.000%, 6/1/40	389,658
687,264	FNMA, Pool #AE0996, 4.000%, 2/1/41	731,265
447,574	FNMA, Pool #AE1568, 4.000%, 9/1/40	475,667
1,292,680	FNMA, Pool #AE2497, 4.500%, 9/1/40	1,418,119
284,672	FNMA, Pool #AE5441, 5.000%, 10/1/40	316,865
715,179	FNMA, Pool #AH1135, 5.000%, 1/1/41	797,055
1,095,280	FNMA, Pool #AH3483, 3.500%, 2/1/26	1,165,384
523,052	FNMA, Pool #AH3671, 4.000%, 2/1/26	560,708
943,205	FNMA, Pool #AH6622, 4.000%, 3/1/41	1,006,251
65,448	FNMA, Pool #AI0805, 4.500%, 7/1/41	70,936
1,359,521	FNMA, Pool #AL0150, 4.000%, 2/1/41	1,445,982
372,359	FNMA, Pool #AL0211, 5.000%, 4/1/41	414,759
83,715	GNMA, Pool #5305, 4.000%, 2/20/42	89,741
24,764	GNMA, Pool #748495, 4.000%, 8/15/40	26,494
32,714	GNMA, Pool #8503, 1.625%, 9/20/24(A)	33,614
	Total U.S. Government
	Mortgage-Backed Obligations	$23,719,436

	Asset-Backed Securities — 4.4%
730,883	1st Financial Bank USA, Ser 2010-D,
	Class A, 144a, 3.720%, 6/17/19	731,947
3,754	CIT Group Home Equity Loan Trust,
	Ser 2002-1, Class AF5,
	6.710%, 2/25/33(B)	3,752
451,293	Countrywide Asset-Backed
	Certificates, Ser 2007-S1, Class A5,
	6.018%, 11/25/36(A)	385,608
287,759	FHLMC Structured Pass Through
	Securities, Ser T-20, Class A5,
	8.370%, 12/25/29(B)	333,407
600,000	First Frankin Mortgage Loan Trust, Ser
	2005-FFA, Class M3,
	6.017%, 3/25/25(B)	503,075
112,766	FNMA REMIC, Ser 2001-W2, Class AF6,
	6.589%, 10/25/31(B)	123,291
1,952,407	Mid-State Capital Corp. Trust, Ser
	2005-1, Class M2, 7.079%, 1/15/40	2,088,567
547,426	RAMP Trust, Ser 2003-RZ5, Class A7,
	5.470%, 9/25/33(B)	566,015
7,485	RASC Trust, Ser 2001-KS3, Class AI6,
	5.960%, 9/25/31(A)	7,642
	Total Asset-Backed Securities	$4,743,304

	Non-Agency Collateralized Mortgage
	Obligations — 3.4%
7,091	Adjustable Rate Mortgage Trust, Ser
	2004-4, Class 3A1,
	2.688%, 3/25/35(A)	6,760
745,684	Countrywide Alternative Loan Trust,
	Ser 2004-30CB, Class 3A1,
	5.000%, 2/25/20	764,968
95,276	Countrywide Alternative Loan Trust,
	Ser 2005-J3, Class 3A1,
	6.500%, 9/25/34	94,603
167,225	Credit Suisse First Boston Mortgage
	Securities Corp., Ser 2004-7, Class
	6A1, 5.250%, 10/25/19	170,352
438,652	Deutsche ALT-A Securities, Inc.
	Alternate Loan Trust, Ser 2005-3,
	Class 4A4, 5.250%, 6/25/35	447,530
190,789	JP Morgan Mortgage Trust, Ser
	2005-A1, Class 2A1,
	2.405%, 2/25/35(A)	193,740
560,906	JP Morgan Mortgage Trust, Ser
	2005-A2, Class 7CB1,
	3.072%, 4/25/35(A)	571,284
103,719	JP Morgan Mortgage Trust, Ser
	2006-A4, Class 2A2,
	2.350%, 6/25/36(A)	94,315
81,190	MASTR Alternative Loans Trust, Ser
	2004-7, Class 10A1, 6.000%, 6/25/34	84,499
63,337	MASTR Asset Securitization Trust
	2003-4, Ser 2003-4, Class 4A2,
	5.500%, 5/25/33	65,368
299,497	Residential Asset Securitization Trust,
	Ser 2006-A1, Class 1A3,
	6.000%, 4/25/36	252,859
22,025	Sequoia Mortgage Trust 2011-1, Ser
	2011-1, Class A1, 4.125%, 2/25/41(A)	22,385
78,293	Structured Adjustable Rate Mortgage
	Loan Trust, Ser 2005-23, Class 1A3,
	2.574%, 1/25/36(A)	76,179

3

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Non-Agency Collateralized Mortgage
	Obligations — 3.4% (Continued)
$80,408	Structured Asset Securities Corp., Ser
	2004-21XS, Class 2A6B,
	5.150%, 12/25/34(B)	$82,515
294,225	Structured Asset Securities Corp., Ser
	2005-17, Class 5A1,
	5.500%, 10/25/35	266,512
223,491	Washington Mutual Alternative
	Mortgage Pass-Through
	Certificates, Ser 2005-9, Class 2A4,
	5.500%, 11/25/35	196,140
215,825	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2003-G, Class
	A1, 2.490%, 6/25/33(A)	220,340
	Total Non-Agency Collateralized
	Mortgage Obligations	$3,610,349

	Commercial Mortgage-Backed Securities — 3.2%
141,931	Banc of America Commercial
	Mortgage Trust, Ser 2006-2, Class
	A3, 5.891%, 5/10/45(A)	142,806
435,000	Banc of America Commercial
	Mortgage Trust, Ser 2006-6, Class
	A3, 5.369%, 10/10/45	445,141
291,993	Banc of America Commercial
	Mortgage Trust, Ser 2007-2, Class
	AAB, 5.731%, 4/10/49(A)	300,511
750,000	COMM Mortgage Trust, Ser
	2014-SAVA, Class A, 144a,
	1.300%, 6/15/34(A)	750,000
210,018	First Union Commercial Mortgage
	Trust, Ser 1999-C1, Class F, 144a,
	5.350%, 10/15/35	213,370
523,854	GMAC Commercial Mortgage
	Securities, Inc., Ser 2005-C1, Class
	A4, 4.619%, 5/10/43	524,065
181,697	GS Mortgage Securities Corp. II, Ser
	2006-GG8, Class AAB,
	5.535%, 11/10/39	181,759
275,000	LB-UBS Commercial Mortgage Trust,
	Ser 2005-C7, Class AM,
	5.263%, 11/15/40(A)††	290,313
150,000	Mortgage Pass Through Certificates,
	Ser 2001-CIB2, Class D,
	6.847%, 4/15/35(A)	152,718
146,565	Wachovia Bank Commercial Mortgage
	Trust, Ser 2007-C30, Class APB,
	5.294%, 12/15/43	150,622
240,369	Wachovia Bank Commercial Mortgage
	Trust, Ser 2007-C34, Class APB,
	5.617%, 5/15/46	246,080
	Total Commercial
	Mortgage-Backed Securities	$3,397,385

Shares

	Preferred Stocks — 2.9%

	Financials — 2.1%
944	Allstate Corp. (The), 5.625%	23,450
25,441	Bank of New York Mellon Corp. (The),
	5.200%	596,083
752	BB&T Corp., 5.200%	16,724
484	Kimco Realty Corp., 5.625%	11,253
2,774	PNC Financial Services Group, Inc.
	(The), 5.375%	64,107
22,133	Public Storage, 0.037%	539,160
4,794	Realty Income Corp., 0.014%	125,363
446	State Street Corp., 5.900%(A)	11,685
332	SunTrust Banks, Inc., 5.875%	7,935
1,831	US BanCorp. MN, 5.150%	41,490
5,000	Vornado Realty LP REIT, 7.875%	127,600
25,250	Wells Fargo & Co., 5.850%(A)	654,985
		2,219,835

	Utilities — 0.8%
20	DTE Energy Co., 5.250%	479
8,125	Southern California Edison Co.,
	0.042%(A)	832,305
		832,784
	Total Preferred Stocks	$3,052,619

Principal
Amount

	Sovereign Bond — 0.9%
$950,000	Province of Quebec Canada, 2.625%,
	2/13/23	$925,517

	Municipal Bonds — 1.5%

	California — 0.2%
215,000	State of California, Purp 3, UTGO,
	5.950%, 4/1/16	234,692

	Georgia — 0.2%
205,000	Muni Elec Authority of GA, Build
	America Bonds, 6.655%, 4/1/57	250,127

	Ohio — 0.8%
850,000	JobsOhio Beverage System, Ser B,
	4.532%, 1/1/35	877,498

	Pennsylvania — 0.3%
250,000	Pennsylvania State, Build America
	Bonds, Ser 2010-B, UTGO,
	5.850%, 7/15/30	279,312
	Total Municipal Bonds	$1,641,629

4

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Agency Collateralized Mortgage
	Obligations — 0.5%
$279,450	FNMA, Ser 2004-W15, Class 2AF,
	0.400%, 8/25/44(A)	$276,970
240,972	FNMA REMIC, Ser 2011-28, Class MA,
	4.500%, 7/25/38	248,899
18,075	GNMA, Ser 2003-11, Class GJ,
	4.000%, 10/17/29	19,195
	Total Agency Collateralized
	Mortgage Obligations	$545,064

Shares

	Investment Fund — 7.6%
8,107,166	Touchstone Institutional Money
	Market Fund, 0.01%^∞Ω	8,107,166

	Total Investment Securities —104.0%
	(Cost $107,530,049)	111,080,637

	Liabilities in Excess of
	Other Assets — (4.0)%	(4,222,104)

	Net Assets — 100.0%	$106,858,533

(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2014.

(B)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect at June 30, 2014.

^	Affiliated Fund.

††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts andpubliclytraded. TheFundreceivesprincipalandinterest payments directly from these trusts.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of June 30, 2014.

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities were valued at $5,526,799 or 5.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$35,227,928	$—	$35,227,928
U.S. Treasury
Obligations	—	26,110,240	—	26,110,240
U.S. Government
Mortgage-Backed
Obligations	—	23,719,436	—	23,719,436
Asset-Backed
Securities	—	4,743,304	—	4,743,304
Non-Agency
Collateralized
Mortgage
Obligations	—	3,610,349	—	3,610,349
Commercial
Mortgage-Backed
Securities	—	3,397,385	—	3,397,385
Preferred Stocks	3,052,619	—	—	3,052,619
Municipal Bonds	—	1,641,629	—	1,641,629
Sovereign Bond	—	925,517	—	925,517
Agency Collateralized
Mortgage
Obligations	—	545,064	—	545,064
Investment Fund	8,107,166	—	—	8,107,166
				$111,080,637

See accompanying Notes to Portfolios of Investments.

5

Portfolio of Investments

Touchstone High Yield Fund – June 30, 2014 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 98.1%

	Energy — 22.5%
$1,350,000	Access Midstream Partners LP / ACMP
	Finance Corp., 4.875%, 5/15/23	$1,422,562
929,000	Access Midstream Partners LP / ACMP
	Finance Corp., 6.125%, 7/15/22	1,026,545
494,000	Atlas Pipeline Partners LP / Atlas
	Pipeline Finance Corp.,
	5.875%, 8/1/23	502,645
1,405,000	Atlas Pipeline Partners LP / Atlas
	Pipeline Finance Corp.,
	6.625%, 10/1/20	1,492,812
1,750,000	Basic Energy Services, Inc.,
	7.750%, 10/15/22	1,955,625
306,000	Baytex Energy Corp. (Canada), 144a,
	5.125%, 6/1/21	307,912
600,000	Berry Petroleum Co., 6.750%, 11/1/20	631,500
1,970,000	Bill Barrett Corp., 7.000%, 10/15/22	2,088,200
1,606,000	Calfrac Holdings LP, 144a,
	7.500%, 12/1/20	1,726,450
1,336,000	Carrizo Oil & Gas, Inc., 7.500%, 9/15/20	1,466,260
1,713,000	Carrizo Oil & Gas, Inc.,
	8.625%, 10/15/18	1,805,074
940,000	Chesapeake Energy Corp.,
	4.875%, 4/15/22	972,900
645,000	Chesapeake Energy Corp.,
	6.625%, 8/15/20	741,750
695,000	Chesapeake Energy Corp.,
	6.875%, 11/15/20	806,200
1,133,000	Clayton Williams Energy, Inc.,
	7.750%, 4/1/19	1,200,980
154,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	6.375%, 3/15/24	160,930
1,049,000	Cloud Peak Energy Resources LLC /
	Cloud Peak Energy Finance Corp.,
	8.500%, 12/15/19	1,123,741
554,000	CONSOL Energy, Inc., 8.250%, 4/1/20	599,705
259,000	CONSOL Energy, Inc., 144a,
	5.875%, 4/15/22	271,302
362,000	Crestwood Midstream Partners LP /
	Crestwood Midstream Finance
	Corp., 144a, 6.125%, 3/1/22	381,005
2,494,000	Drill Rigs Holdings, Inc., 144a,
	6.500%, 10/1/17	2,550,115
2,156,000	Expro Finance Luxembourg SCA, 144a,
	8.500%, 12/15/16	2,253,020
2,218,000	Exterran Partners LP / EXLP Finance
	Corp., 6.000%, 4/1/21	2,240,180
1,439,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 5.750%, 2/15/21	1,496,560
175,000	Genesis Energy LP / Genesis Energy
	Finance Corp., 7.875%, 12/15/18	185,500
1,088,000	Gibson Energy, Inc. (Canada), 144a,
	6.750%, 7/15/21	1,177,760
1,273,000	Hilcorp Energy I LP / Hilcorp Finance
	Co., 144a, 7.625%, 4/15/21	1,390,752
1,377,000	Hornbeck Offshore Services, Inc.,
	5.000%, 3/1/21	1,373,558
2,162,000	Key Energy Services, Inc.,
	6.750%, 3/1/21	2,248,480
790,000	Kinder Morgan, Inc., 144a,
	5.625%, 11/15/23	811,725
4,136,000	Linn Energy LLC / Linn Energy Finance
	Corp., 8.625%, 4/15/20	4,466,880
2,654,000	MEG Energy Corp. (Canada), 144a,
	6.375%, 1/30/23	2,819,875
255,000	MEG Energy Corp. (Canada), 144a,
	6.500%, 3/15/21	270,300
1,227,000	Midcontinent Express Pipeline LLC,
	144a, 6.700%, 9/15/19	1,355,835
896,000	Newfield Exploration Co.,
	6.875%, 2/1/20	949,760
1,323,000	Northern Blizzard Resources, Inc.
	(Canada), 144a, 7.250%, 2/1/22	1,362,690
581,000	NuStar Logistics LP, 4.800%, 9/1/20	589,715
1,348,000	Oasis Petroleum, Inc., 144a,
	6.875%, 3/15/22	1,469,320
484,000	Pacific Drilling SA, 144a,
	5.375%, 6/1/20	474,320
2,152,000	Pacific Drilling V Ltd., 144a,
	7.250%, 12/1/17	2,275,740
1,207,000	Peabody Energy Corp.,
	6.000%, 11/15/18	1,258,298
317,000	Pioneer Energy Services Corp.,
	9.875%, 3/15/18	332,850
743,000	QEP Resources, Inc., 6.800%, 3/1/20	811,728
1,474,000	Rockies Express Pipeline LLC, 144a,
	6.000%, 1/15/19	1,544,015
384,000	Rose Rock Midstream LP / Rose Rock
	Finance Corp., 144a,
	5.625%, 7/15/22	388,800
750,000	Sabine Pass Liquefaction LLC,
	5.625%, 2/1/21	793,125
467,000	Sanchez Energy Corp., 144a,
	6.125%, 1/15/23	482,178
303,000	SandRidge Energy, Inc.,
	7.500%, 2/15/23	328,755
2,178,000	SandRidge Energy, Inc.,
	8.750%, 1/15/20	2,341,350
1,308,000	SemGroup Corp., 7.500%, 6/15/21	1,432,260
1,574,000	SESI LLC, 7.125%, 12/15/21	1,774,685
470,000	Seventy Seven Energy, Inc., 144a,
	6.500%, 7/15/22	481,750
1,338,000	Targa Resources Partners LP / Targa
	Resources Partners Finance Corp.,
	6.375%, 8/1/22	1,455,075
603,000	Tesoro Logistics LP / Tesoro Logistics
	Finance Corp., 144a,
	5.875%, 10/1/20	636,165
113,000	Tullow Oil PLC, 144a, 6.250%, 4/15/22	117,238
1,580,000	Tullow Oil PLC (United Kingdom),
	144a, 6.000%, 11/1/20	1,639,250

6

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.1% (Continued)

	Energy — (Continued)
$1,714,000	Whiting Petroleum Corp.,
	5.000%, 3/15/19	$1,803,985
1,522,000	Whiting Petroleum Corp.,
	5.750%, 3/15/21	1,666,590
		71,734,280

	Consumer Discretionary — 20.0%
995,000	Albea Beauty Holdings SA, 144a,
	8.375%, 11/1/19	1,082,062
2,295,000	AMC Networks, Inc., 7.750%, 7/15/21	2,567,531
1,580,000	American Axle & Manufacturing, Inc.,
	6.250%, 3/15/21	1,698,500
758,000	Asbury Automotive Group, Inc.,
	8.375%, 11/15/20	841,380
500,000	Cablevision Systems Corp.,
	8.000%, 4/15/20	567,812
203,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.250%, 3/15/21	208,075
832,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.250%, 9/30/22	844,480
291,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 5.750%, 9/1/23	301,549
870,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.500%, 4/30/21	926,550
1,151,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 6.625%, 1/31/22	1,237,325
1,033,000	CCO Holdings LLC / CCO Holdings
	Capital Corp., 7.000%, 1/15/19	1,089,815
3,623,000	Cequel Communications Holdings I
	LLC / Cequel Capital Corp., 144a,
	6.375%, 9/15/20	3,849,438
585,000	Clear Channel Worldwide Holdings,
	Inc., 6.500%, 11/15/22	630,338
623,000	Cogeco Cable, Inc. (Canada), 144a,
	4.875%, 5/1/20	630,788
2,166,000	Delphi Corp., 5.000%, 2/15/23	2,328,450
1,093,000	DISH DBS Corp., 7.875%, 9/1/19	1,297,938
296,000	DR Horton, Inc., 4.375%, 9/15/22	293,410
2,723,000	Goodyear Tire & Rubber Co. (The),
	8.750%, 8/15/20	3,226,755
1,995,000	Ingles Markets, Inc., 5.750%, 6/15/23	2,024,925
868,000	KB Home, 7.000%, 12/15/21	946,120
609,000	Lamar Media Corp., 5.875%, 2/1/22	652,391
426,000	LKQ Corp., 4.750%, 5/15/23	420,036
2,692,000	Ltd. Brands, Inc., 5.625%, 2/15/22	2,914,090
154,000	Men's Wearhouse, Inc. (The), 144a,
	7.000%, 7/1/22	159,390
2,214,000	Meritage Homes Corp.,
	7.150%, 4/15/20	2,468,610
3,830,000	MGM Resorts International,
	5.250%, 3/31/20†	3,983,200
773,000	Netflix, Inc., 144a, 5.750%, 3/1/24	807,785
1,321,000	Quebecor Media, Inc. (Canada),
	5.750%, 1/15/23	1,357,328
1,447,000	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu, 6.875%, 2/15/21	1,561,494
400,000	Reynolds Group Issuer, Inc. / Reynolds
	Group Issuer LLC / Reynolds Group
	Issuer Lu, 7.125%, 4/15/19	418,000
1,254,000	Royal Caribbean Cruises Ltd.,
	5.250%, 11/15/22	1,316,700
1,878,000	RSI Home Products, Inc., 144a,
	6.875%, 3/1/18	2,000,070
620,000	Ryland Group, Inc. (The),
	5.375%, 10/1/22	615,350
158,000	Service Corp. International/US,
	7.000%, 6/15/17	176,565
1,485,000	Service Corp. International/US,
	8.000%, 11/15/21	1,744,875
250,000	Service Corp. International/US, 144a,
	5.375%, 5/15/24	255,625
1,641,000	Sinclair Television Group, Inc.,
	5.375%, 4/1/21	1,651,256
757,000	Sinclair Television Group, Inc.,
	6.125%, 10/1/22	791,065
300,000	Sinclair Television Group, Inc.,
	6.375%, 11/1/21	319,125
1,000,000	Sirius XM Radio, Inc., 144a,
	5.250%, 8/15/22	1,077,500
763,000	Sirius XM Radio, Inc., 144a,
	5.875%, 10/1/20	806,872
2,159,000	Stackpole International Intermediate /
	Stackpole International Powder
	(Luxembourg), 144a,
	7.750%, 10/15/21	2,256,155
383,000	Standard Pacific Corp.,
	8.375%, 1/15/21	453,855
1,397,000	Taylor Morrison Communities, Inc. /
	Monarch Communities Inc., 144a,
	5.625%, 3/1/24	1,383,030
461,000	Taylor Morrison Communities, Inc. /
	Monarch Communities Inc., 144a,
	7.750%, 4/15/20	503,642
1,168,000	Tenneco, Inc., 6.875%, 12/15/20	1,271,660
862,000	Tenneco, Inc., 7.750%, 8/15/18	898,635
773,000	Toll Brothers Finance Corp.,
	5.875%, 2/15/22	840,638
441,000	Tomkins LLC / Tomkins, Inc.,
	9.000%, 10/1/18	469,577
1,246,000	TRW Automotive, Inc., 144a,
	4.500%, 3/1/21	1,314,530
328,000	Virgin Media Secured Finance PLC
	(United Kingdom), 144a,
	5.375%, 4/15/21	344,400
692,000	Weyerhaeuser Real Estate Co., 144a,
	4.375%, 6/15/19	693,730
933,000	Weyerhaeuser Real Estate Co., 144a,
	5.875%, 6/15/24	959,824

7

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.1% (Continued)

	Consumer Discretionary — (Continued)
$368,000	William Lyon Homes, Inc., 144a,
	5.750%, 4/15/19	$377,200
		63,857,444

	Industrials — 9.2%
1,362,000	ADT Corp. (The), 3.500%, 7/15/22	1,239,420
311,000	ADT Corp. (The), 6.250%, 10/15/21†	329,660
694,000	Alliant Techsystems, Inc., 144a,
	5.250%, 10/1/21	716,555
897,463	American Airlines 2013-2 Class B Pass
	Through Trust, 144a,
	5.600%, 7/15/20	942,336
1,532,000	Amsted Industries, Inc., 144a,
	5.000%, 3/15/22	1,532,000
77,000	Bombardier, Inc., 144a,
	6.125%, 1/15/23	79,309
902,000	BWAY Holding Co., 10.000%, 6/15/18	950,482
975,000	Calcipar SA, 144a, 6.875%, 5/1/18	1,028,625
1,133,000	Case New Holland, Inc.,
	7.875%, 12/1/17	1,319,945
596,000	Chrysler Group LLC / CG Co.-Issuer,
	Inc., 8.250%, 6/15/21	673,480
782,770	Continental Airlines 2003-ERJ1 Pass
	Through Trust, Series RJ03,
	7.875%, 7/2/18	845,391
884,000	DigitalGlobe, Inc., 5.250%, 2/1/21	875,160
994,000	Dynacast International LLC / Dynacast
	Finance, Inc., 9.250%, 7/15/19	1,093,400
491,000	Gibraltar Industries, Inc.,
	6.250%, 2/1/21	510,640
768,000	Griffon Corp., 5.250%, 3/1/22	763,200
296,000	Iron Mountain, Inc., 8.375%, 8/15/21	310,430
1,902,000	JB Poindexter & Co., Inc., 144a,
	9.000%, 4/1/22	2,115,975
2,388,000	Martin Midstream Partners LP / Martin
	Midstream Finance Corp.,
	7.250%, 2/15/21	2,531,280
1,330,000	Navios Maritime Holdings, Inc. /
	Navios Maritime Finance II US Inc.
	(Marshall Islands), 144a,
	7.375%, 1/15/22	1,369,900
241,000	Nielsen Co. Luxembourg SARL (The)
	(Luxembourg), 144a,
	5.500%, 10/1/21	248,832
823,000	Nielsen Finance LLC / Nielsen Finance
	Co., 4.500%, 10/1/20	829,172
1,329,000	Nielsen Finance LLC / Nielsen Finance
	Co., 144a, 5.000%, 4/15/22	1,338,968
65,000	RR Donnelley & Sons Co.,
	7.250%, 5/15/18	75,238
800,000	Stena AB (Sweden), 144a,
	7.000%, 2/1/24	852,000
1,023,000	Titan International, Inc.,
	6.875%, 10/1/20	1,038,345
221,000	United Rentals North America, Inc.,
	5.750%, 7/15/18	233,708
303,000	United Rentals North America, Inc.,
	5.750%, 11/15/24	314,741
1,053,000	United Rentals North America, Inc.,
	7.375%, 5/15/20	1,163,565
768,000	United Rentals North America, Inc.,
	7.625%, 4/15/22	862,080
671,000	US Airways 2013-1 Class B Pass
	Through Trust, 5.375%, 11/15/21	694,485
1,241,000	West Corp., 7.875%, 1/15/19	1,317,011
1,012,000	West Corp., 144a, 5.375%, 7/15/22	1,001,880
		29,197,213

	Telecommunication Services — 9.0%
334,000	CenturyLink, Inc., 5.625%, 4/1/20	352,370
537,000	CenturyLink, Inc., 5.800%, 3/15/22	559,151
1,436,000	CenturyLink, Inc., 6.450%, 6/15/21	1,558,060
702,000	Cincinnati Bell, Inc., 8.375%, 10/15/20	769,568
1,610,000	Frontier Communications Corp.,
	8.125%, 10/1/18	1,883,700
1,585,000	Frontier Communications Corp.,
	8.500%, 4/15/20	1,870,300
776,000	Intelsat Jackson Holdings SA
	(Luxembourg), 5.500%, 8/1/23	772,120
1,238,000	Intelsat Jackson Holdings SA
	(Luxembourg), 7.250%, 10/15/20	1,333,945
500,000	Intelsat Jackson Holdings SA
	(Luxembourg), 7.500%, 4/1/21	547,500
886,000	Softbank Corp., 144a, 4.500%, 4/15/20	900,398
945,000	Sprint Capital Corp., 6.900%, 5/1/19	1,041,862
948,000	Sprint Nextel Corp., 6.000%, 11/15/22	966,960
2,012,000	Sprint Nextel Corp., 144a,
	9.000%, 11/15/18	2,439,550
592,000	Telecom Italia Capital SA
	(Luxembourg), 6.999%, 6/4/18	679,320
120,000	T-Mobile USA, Inc., 5.250%, 9/1/18	125,999
388,000	T-Mobile USA, Inc., 6.125%, 1/15/22	411,765
939,000	T-Mobile USA, Inc., 6.250%, 4/1/21	997,688
63,000	T-Mobile USA, Inc., 6.464%, 4/28/19	66,308
3,355,000	T-Mobile USA, Inc., 6.542%, 4/28/20	3,623,400
177,000	T-Mobile USA, Inc., 6.836%, 4/28/23	192,709
1,819,000	UPCB Finance V Ltd., 144a,
	7.250%, 11/15/21	2,000,900
599,000	UPCB Finance VI Ltd., 144a,
	6.875%, 1/15/22	654,408
391,000	Videotron Ltd., 5.000%, 7/15/22	401,752
1,246,000	Wind Acquisition Finance SA, 144a,
	7.250%, 2/15/18	1,316,399
462,000	Wind Acquisition Finance SA, 144a,
	7.250%, 2/15/18	488,103
2,370,000	Windstream Corp., 7.875%, 11/1/17	2,728,462
		28,682,697

	Financials — 8.7%
1,641,000	AerCap Ireland Capital Ltd. / AerCap
	Global Aviation Trust (Ireland), 144a,
	3.750%, 5/15/19	1,653,308

8

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.1% (Continued)

	Financials — (Continued)
$475,000	AerCap Ireland Capital Ltd. / AerCap
	Global Aviation Trust (Ireland), 144a,
	4.500%, 5/15/21	$483,312
438,000	Aircastle Ltd., 6.250%, 12/1/19	479,610
604,000	Ally Financial, Inc., 8.000%, 12/31/18	717,250
3,274,000	Ally Financial, Inc., 8.000%, 11/1/31	4,186,628
2,846,000	CIT Group, Inc., 5.000%, 8/15/22	2,945,610
394,000	Credit Acceptance Corp., 144a,
	6.125%, 2/15/21	411,730
1,003,000	Crown Castle International Corp., REIT,
	5.250%, 1/15/23	1,045,628
1,162,000	CTR Partnership LP / CareTrust Capital
	Corp., REIT, 144a, 5.875%, 6/1/21	1,170,715
1,085,000	First Cash Financial Services, Inc., 144a,
	6.750%, 4/1/21	1,155,525
233,000	International Lease Finance Corp.,
	4.625%, 4/15/21	240,572
644,000	International Lease Finance Corp.,
	5.875%, 8/15/22	703,570
770,000	International Lease Finance Corp.,
	6.250%, 5/15/19	862,400
3,115,000	MPT Operating Partnership LP / MPT
	Finance Corp., 6.875%, 5/1/21	3,395,350
1,396,000	Navient LLC, MTN, 8.450%, 6/15/18	1,650,770
466,000	Ocwen Financial Corp., 144a,
	6.625%, 5/15/19	481,145
795,000	Omega Healthcare Investors, Inc.,
	6.750%, 10/15/22	859,156
1,000,000	Omega Healthcare Investors, Inc.,
	7.500%, 2/15/20	1,075,000
862,000	PHH Corp., 6.375%, 8/15/21	909,410
2,747,000	PHH Corp., 7.375%, 9/1/19	3,138,448
		27,565,137

	Materials — 6.8%
1,649,000	Aleris International, Inc.,
	7.625%, 2/15/18	1,702,592
433,000	Aleris International, Inc.,
	7.875%, 11/1/20	450,320
2,513,000	ArcelorMittal, 5.750%, 8/5/20	2,701,475
460,000	ArcelorMittal (Luxembourg),
	6.750%, 2/25/22	515,200
2,173,000	Cascades, Inc. (Canada),
	7.875%, 1/15/20	2,308,812
30,000	Cascades, Inc. (Canada), 144a,
	5.500%, 7/15/22	29,925
943,000	Chemtura Corp., 5.750%, 7/15/21	978,362
360,000	First Quantum Minerals Ltd. (Canada),
	144a, 7.000%, 2/15/21	370,350
544,000	First Quantum Minerals Ltd. (Canada),
	144a, 7.250%, 5/15/22	567,120
2,572,000	FMG Resources August 2006 Pty Ltd.,
	144a, 6.875%, 4/1/22	2,758,470
702,000	HudBay Minerals, Inc. (Canada),
	9.500%, 10/1/20	772,200
465,000	Huntsman International LLC,
	4.875%, 11/15/20	481,275
161,000	Imperial Metals Corp. (Canada), 144a,
	7.000%, 3/15/19	165,226
1,111,000	JMC Steel Group, Inc., 144a,
	8.250%, 3/15/18	1,133,220
1,408,000	Koppers, Inc., 7.875%, 12/1/19	1,494,240
575,000	Novelis, Inc. (Canada),
	8.375%, 12/15/17	612,950
1,617,000	PolyOne Corp., 5.250%, 3/15/23	1,661,468
980,000	Steel Dynamics, Inc., 5.250%, 4/15/23	1,014,300
86,000	Steel Dynamics, Inc., 7.625%, 3/15/20	92,128
234,000	Tembec Industries, Inc. (Canada),
	11.250%, 12/15/18	253,305
275,000	United States Steel Corp.,
	7.375%, 4/1/20	303,188
1,085,000	Vulcan Materials Co., 7.500%, 6/15/21	1,284,369
		21,650,495

	Health Care — 6.7%
2,680,000	CHS / Community Health Systems,
	Inc., 7.125%, 7/15/20	2,901,100
200,000	CHS/Community Health Systems, Inc.,
	8.000%, 11/15/19	219,000
3,307,000	HCA, Inc., 6.500%, 2/15/20	3,720,375
1,003,000	Kindred Healthcare, Inc., 144a,
	6.375%, 4/15/22	1,008,015
911,000	LifePoint Hospitals, Inc., 144a,
	5.500%, 12/1/21	954,272
878,000	Omnicare, Inc., 7.750%, 6/1/20	946,045
727,000	ResCare, Inc., 10.750%, 1/15/19	794,248
403,000	Salix Pharmaceuticals Ltd., 144a,
	6.000%, 1/15/21	432,218
3,927,000	Select Medical Corp., 6.375%, 6/1/21	4,103,715
2,374,000	Universal Hospital Services, Inc.,
	7.625%, 8/15/20	2,486,765
19,000	Valeant Pharmaceuticals International,
	144a, 6.375%, 10/15/20	20,188
3,413,000	Valeant Pharmaceuticals International,
	144a, 6.750%, 8/15/18	3,677,508
		21,263,449

	Consumer Staples — 6.5%
747,000	ARAMARK Corp., 5.750%, 3/15/20	789,952
1,299,000	Barry Callebaut Services N.V., 144a,
	5.500%, 6/15/23	1,370,055
971,000	BI-LO LLC / BI-LO Finance Corp., 144a,
	9.250%, 2/15/19	1,046,252
1,553,000	Cenveo Corp., 144a, 6.000%, 8/1/19	1,553,000
395,000	Constellation Brands, Inc.,
	3.750%, 5/1/21	392,531
868,000	Constellation Brands, Inc.,
	4.250%, 5/1/23	871,255
732,000	Harland Clarke Holdings Corp., 144a,
	6.875%, 3/1/20	775,920
705,000	Harland Clarke Holdings Corp., 144a,
	9.750%, 8/1/18	774,619

9

Touchstone High Yield Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 98.1% (Continued)

	Consumer Staples — (Continued)
$717,000	HJ Heinz Co., 4.250%, 10/15/20	$721,481
2,898,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 7.250%, 6/1/21	3,108,105
615,000	JBS USA LLC / JBS USA Finance, Inc.,
	144a, 8.250%, 2/1/20	667,275
2,537,000	Post Holdings, Inc., 7.375%, 2/15/22	2,743,131
2,510,000	Smithfield Foods, Inc., 6.625%, 8/15/22	2,748,450
2,920,000	Tenet Healthcare Corp.,
	6.000%, 10/1/20	3,168,200
		20,730,226

	Information Technology — 4.4%
2,208,000	Activision Blizzard, Inc., 144a,
	5.625%, 9/15/21	2,379,120
641,000	Audatex North America, Inc., 144a,
	6.000%, 6/15/21	684,268
306,000	Audatex North America, Inc., 144a,
	6.125%, 11/1/23	326,655
321,000	Equinix, Inc., 4.875%, 4/1/20	329,025
962,000	Equinix, Inc., 5.375%, 4/1/23	983,645
1,150,000	Equinix, Inc., 7.000%, 7/15/21	1,270,750
1,667,000	Fidelity National Information Services,
	Inc., 5.000%, 3/15/22	1,752,514
244,000	Hughes Satellite Systems Corp.,
	6.500%, 6/15/19	272,060
1,156,000	NCR Corp., 144a, 5.875%, 12/15/21	1,219,580
2,166,000	Seagate HDD Cayman, 144a,
	4.750%, 1/1/25	2,149,755
294,000	Sensata Technologies BV
	(Netherlands), 144a,
	4.875%, 10/15/23	291,795
2,293,000	ViaSat, Inc., 6.875%, 6/15/20	2,470,708
		14,129,875

	Utilities — 4.3%
452,000	AES Corp., 5.500%, 3/15/24	462,170
380,000	AES Corp., 7.375%, 7/1/21	444,600
813,000	AES Corp. VA, 3.229%, 6/1/19(A)	819,098
1,066,000	Calpine Corp., 144a, 7.500%, 2/15/21	1,156,610
268,000	Calpine Corp., 144a, 7.875%, 7/31/20	290,780
1,528,000	Calpine Corp., 144a, 7.875%, 1/15/23	1,703,720
699,000	DPL, Inc., 7.250%, 10/15/21	768,900
500,000	GenOn Energy, Inc., 7.875%, 6/15/17	531,250
1,698,000	InterGen NV (Netherlands), 144a,
	7.000%, 6/30/23	1,753,185
650,000	NGL Energy Partners LP / NGL Energy
	Finance Corp., 144a,
	6.875%, 10/15/21	692,250
2,182,000	NRG Energy, Inc., 7.875%, 5/15/21	2,419,292
138,000	NRG Energy, Inc., 144a,
	6.250%, 7/15/22	146,969
929,000	NRG Energy, Inc., 144a, 6.250%, 5/1/24	970,805
1,262,000	Sabine Pass LNG LP, 6.500%, 11/1/20	1,366,115
		13,525,744
	Total Corporate Bonds	$312,336,560

Shares

	Investment Funds — 1.2%
3,879,452	Invesco Government & Agency
	Portfolio, Institutional Class,
	0.01%**∞Ω	$3,879,452
5	Touchstone Institutional Money
	Market Fund, 0.01%^∞Ω	5
	Total Investment Funds	$3,879,457

	Total Investment Securities —99.3%
	(Cost $302,512,723)	$316,216,017

	Other Assets in
	Excess of Liabilities — 0.7%	2,346,925
	Net Assets — 100.0%	$318,562,942

(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2014.

**	Represents collateral for securities loaned.

^	Affiliated Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2014 was $3,707,638.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of June 30, 2014.

Portfolio Abbreviations:

LLC - Limited Liability Company

LP - Limited Partnership

MTN -Medium Term Note

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities were valued at $103,248,661 or 32.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

10

Touchstone High Yield Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Corporate
Bonds	$—	$312,336,560	$—	$312,336,560
Investment
Funds	3,879,457	—	—	3,879,457
				$316,216,017

See accompanying Notes to Portfolios of Investments.

11

Portfolio of Investments

Touchstone Institutional Money Market Fund – June 30, 2014 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes(A) — 47.1%
$40,000	Burgess & Niple Ltd.	0.270%	09/01/14	$40,000
13,800,000	Lincoln Co WY Poll Control Rev (Fltg Rate Dates Exxon Proj) Ser 1984 C	0.030	11/01/14	13,800,000
2,300,000	Lincoln Co WY Poll Control Rev (Fltg Rate Dates Exxon Proj) Ser 1984 A	0.030	11/01/14	2,300,000
900,000	Lincoln Co WY Poll Control Rev (Fltg Rate Dates Exxon Proj) Ser 1984 D	0.030	11/01/14	900,000
700,000	Douglas Co GA Dev Auth Pandosia LLC Ser 2007 B (LOC: Wells Fargo Bank NA)	0.200	12/01/14	700,000
410,000	Kenwood Lincoln-Mercury	0.170	05/01/15	410,000
200,000	New Belgium Brewing Co., Inc.	0.200	07/01/15	200,000
785,000	CA St Infrastructure & Saddleback Vy Ser 2010 (LOC: East West Bank, FHLMC)	0.240	12/01/15	785,000
790,000	Jefferson Land Development Ltd. US Domestic Ser 1997	0.270	10/01/16	790,000
1,100,000	Orange City IA IDR (Vogel Enterprises Limited) Ser 2002 (LOC: U.S. Bank NA)	0.140	04/01/17	1,100,000
1,040,000	Hamilton Co OH Hosp Facs Rev Childrens Hosp Med Ctr A Ser 1997 (LOC: PNC Bank NA)	0.060	05/15/17	1,040,000
500,000	Upper IL River Vly Dev Auth Ser 2003 B (LOC: Lasalle Bank NA)	0.230	06/01/17	500,000
2,655,000	Team Rahal of Pittsburgh 144a	0.170	11/01/17	2,655,000
1,665,000	Yuengling Beer Co., Inc.	0.230	11/01/19	1,665,000
1,395,000	WA MO IDA Dev Pauwels Ser 1999 (LOC: HSBC Bank USA NA)	0.540	12/01/19	1,395,000
836,000	Hopewell Development Co.	0.170	03/01/20	836,000
3,580,000	Crystal Clinic	0.150	04/01/20	3,580,000
2,800,000	D.G.Y. Real Estate LP	0.230	05/01/20	2,800,000
1,190,000	Auburn ME Rev J & A Properties Ser 2001 (LOC: TD Bank NA)	0.200	01/01/21	1,190,000
1,000,000	QC Reprographics LLC	0.300	02/28/21	1,000,000
2,189,000	CHS Properties, Inc. Ser 2006	0.150	06/01/21	2,189,000
660,000	WA St HFC Brittany Pk Ser 1996 B (LIQ: FNMA)	0.160	11/01/21	660,000
2,860,000	Crozer-Keystone Health System	0.250	12/15/21	2,860,000
1,576,000	Progress Industrial Properties, Inc.	0.150	01/01/22	1,576,000
1,510,000	Odenton Baptist Church	0.340	07/01/22	1,510,000
3,700,000	Mason City Clinic PC	0.240	09/01/22	3,700,000
4,500,000	Penco Products, Inc. 144a	0.260	09/01/22	4,500,000
855,000	Taylor Station Surgical Center Ltd. US Domestic Ser 2002	0.170	12/01/22	855,000
1,749,700	Campus Research Corp. Ser A	0.150	06/01/23	1,749,700
960,000	Forest WI IDR (Baker Cheese Factory Proj) Ser 2003 (LOC: U.S. Bank NA)	0.260	09/01/23	960,000
5,360,000	Mountain Agency, Inc. (The)	0.240	12/01/23	5,360,000
1,000,000	Dayton Wheel Concepts, Inc.	0.170	05/01/24	1,000,000
3,015,000	First Church of Christ Christian, Inc. Ser 06-A	0.300	04/01/26	3,015,000
2,195,000	First Church of Christ Christian, Inc. Ser 06-B	0.300	04/01/26	2,195,000
1,750,000	Winnebago Co IL IDR Seward Screw Prods Proj Ser 2001 (LOC: Alpine Bank & Trust Co)	0.160	04/01/26	1,750,000
1,110,000	Heart Property LLC Project	0.170	07/01/26	1,110,000
750,000	Mequon WI IDR (Gateway Plastics) Ser 2001 B (LOC: Bank One Wisconsin)	0.200	08/01/26	750,000
2,265,000	Miarko, Inc.	0.150	02/01/27	2,265,000
1,800,000	Albany NY IDA Med Ctr Hosp Proj Ser 2007 B (LOC: Bank Of America NA)	0.310	05/01/27	1,800,000
495,000	CA St Statewide CDA Oakmont Stockton C T Rmk Ser 1997 (LOC: FHLB)	0.260	05/01/27	495,000
6,935,000	Blue Hen Hotel LLC	0.150	09/01/27	6,935,000
3,200,000	Jungs Station Associates	0.190	09/01/27	3,200,000
3,135,000	Tarrant Co TX Indl Dev Corp. (Mortex Prods Inc Proj) Ser 1998 (LOC: JP Morgan Chase & Co)	0.210	09/01/27	3,135,000
1,650,000	Saint Paul's Episcopal Church Ser 2008 (LOC: JP Morgan Chase Bank NA)	0.150	07/01/28	1,650,000
12,545,000	Kansas City MO (Blue Ridge Mall) Ser 2005 (LOC: BMO Harris Bank NA)	0.130	11/01/28	12,545,000
1,600,000	Jacksonville FL Edl Facs Rev (Edward Waters College Proj) Ser 2004 (LOC: Wells Fargo Bank NA)	0.150	12/01/29	1,600,000
8,820,000	TP Racing LLLP	0.130	06/01/30	8,820,000
845,000	Springfield MO IDA DMP Pptys LLC Ser 2010 (LOC: Guaranty Bank/FHLB)	0.180	12/01/30	845,000

12

Touchstone Institutional Money Market Fund (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes(A) — 47.1% (Continued)
$1,400,000	Montgomery Co PA Redev Auth Forge Gate Apts Ser 2001 A T1 (LIQ: FNMA)	0.250%	08/15/31	$1,400,000
2,000,000	Allen Co OH Hosp Facs Rev (Catholic Healthcare) Ser 2008 A (LOC: Bank of America NA)	0.040	10/01/31	2,000,000
5,600,000	OH St Hgr Edu Fac Rev (Case Western Reserve University Proj) Ser 2002 A (SPA: Wells Fargo Bank NA)	0.020	10/01/31	5,600,000
1,575,000	Sheboygan Falls WI Indl Rev Adj Dev, Inc. Project Ser 2007 B (LOC: U.S. Bank NA)	0.240	01/01/32	1,575,000
1,450,000	486 Lesser Street LLC	0.150	02/01/32	1,450,000
1,475,000	KS St Dev Fin Auth Rev (Indl Dlr Bldg Proj) Ser 2002 O (LOC: Great Western Bank)	0.160	09/01/32	1,475,000
705,000	Abag CA Fin Auth For Nonprofit Housing Gaia Bldg Ser 2000 A-T (LIQ: FNMA)	0.130	09/15/32	705,000
100,000	OH St Air Quality Dev Auth Ref Poll Control Ser 2008 (LOC: Bank of Nova Scotia)	0.040	11/01/32	100,000
13,200,000	Andrew W Mellon Foundation Ser 2008	0.120	12/01/32	13,200,000
2,600,000	Hart Family Holdings LLC	0.130	12/01/32	2,600,000
8,250,000	TMF Biofuels LLC	0.150	12/01/32	8,250,000
10,215,000	Lexington Financial Services LLC	0.160	01/01/33	10,215,000
7,700,000	Raleigh NC Cops Certificate Participation Ser 2008 (LOC: Wachovia Bank NA)	0.150	08/01/33	7,700,000
4,105,000	First Christian Church Of Florissant	0.150	01/01/34	4,105,000
1,000,000	French Lick IN EDR Town Green Place Ser A (LOC: PNC Bank NA)	0.170	01/01/34	1,000,000
13,410,000	Allen Co OH Hosp Facs Rev (Catholic Healthcare) Ser 2010 C (LOC: Union Bank NA)	0.040	06/01/34	13,410,000
4,785,000	Lee Family Partnership LLC	0.160	07/01/34	4,785,000
1,950,000	Huntingburg IN Mf Rev Adj Hsg Lincoln Vlg Apts Proj Ser 2000 (LOC: FHLB)	0.250	07/01/35	1,950,000
4,400,000	MS St Business Fin Co (Chevron USA Inc) Ser 2010 I	0.010	11/01/35	4,400,000
8,250,000	MS St Business Fin CO (Chevron Usa Inc) Ser 2010 J	0.030	11/01/35	8,250,000
1,100,000	MS St Business Fin Co (Chevron USA Inc) Ser 2010 L	0.040	11/01/35	1,100,000
1,710,000	Southwestern IL Dev Auth (Mattingly Lumber) Ser 2005 B (LOC: First Bank, FHLMC)	0.200	12/01/35	1,710,000
1,525,000	JJB Properties LLC (Rental Property) Ser 2006 (LOC: Arvest Bank, FHLMC)	0.130	01/01/36	1,525,000
845,000	Springside Corp. Exchange Partners I LLC	0.150	02/01/36	845,000
3,420,000	Manhattan Christian College, Inc.	0.180	05/01/36	3,420,000
2,215,000	Southwestern OH Water Co. (The)	0.150	05/01/36	2,215,000
3,521,000	Mill Street Village LLC	0.290	01/01/37	3,521,000
5,455,000	Harvest Time Tabernacle, Inc.	0.180	08/01/37	5,455,000
1,000,000	BJ Financing LLC	0.150	12/01/37	1,000,000
1,800,000	Grace Evangelical Lutheran Church	0.180	02/01/38	1,800,000
1,645,000	Pickerington Church of the Nazarene	0.180	07/01/38	1,645,000
600,000	CO St Edl & Cultural Northwestern Ser 2008 B (LOC: BMO Harris Bank NA)	0.180	08/01/38	600,000
6,400,000	Chatom AL IDB Powersouth Energy Coop Ser 2011 A (SPA: National Rural Utilities Finance)	0.500	11/15/38	6,400,000
1,000,000	OH St Hgr Edl Fac Comm (Hosp Cleveland Clinic Hlth Sys) (LIQ: Bank of NY Mellon Trust) Ser 2013	0.010	01/01/39	1,000,000
2,955,000	Orthopedic Hospital of Wisconsin LLC (LOC: BMO)	0.150	03/01/39	2,955,000
5,000,000	CA St Hlth Facs Fing A Txbl Variable Social Model Rec Ser 2014 (LOC: Preferred Bank)	0.200	04/01/39	5,000,000
2,180,000	New York HFA (West 37Th Street) Ser 2008 (LIQ: FHLMC)	0.080	05/01/42	2,180,000
1,720,000	Corporate Finance Managers, Inc. Ser B	0.150	02/02/43	1,720,000
1,900,000	Blue Mountain Enterprises LLC Ser 2013	0.170	09/01/43	1,900,000
3,980,000	Schreiber Capital Co. LLC Ser 2006	0.150	04/01/46	3,980,000
3,190,000	Helmholdt Capital LLC Ser 2007	0.200	04/01/47	3,190,000
10,000,000	Monroe Co GA Dev Auth Poll Control Rev (GA Pwr Co Scherer Proj) Ser 2008	0.050	11/01/48	10,000,000
1,768,000	E Baton Rouge Parish LA (Exxonmobil Proj Gulf) Ser 2011 D	0.030	12/01/51	1,768,000
10,040,000	OSL Santa Rosa Fountaingrove LLC Ser 2012	0.130	02/01/52	10,040,000
2,700,000	YMCA of Northwoods (The)	0.200	05/01/54	2,700,000

13

Touchstone Institutional Money Market Fund (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes(A) — 47.1% (Continued)
$1,120,000	AM Investment Partners LLC MI	0.180%	06/01/56	$1,120,000
	Total Variable Rate Demand Notes			$289,674,700

	U.S. Government Agency Obligations — 20.0%
5,000,000	Overseas Private Investment Corp.(A)#	0.260	07/12/14	5,772,541
500,000	Federal Agricultural Mortgage Corp.#	2.820	12/30/14	506,368
10,500,000	Overseas Private Investment Corp.(A)#	0.390	05/02/15	10,506,732
2,323,276	Overseas Private Investment Corp.(A)(B)	0.110	03/15/17	2,323,276
3,500,000	Overseas Private Investment Corp.(A)(B)	0.110	10/20/17	3,500,000
4,750,000	Overseas Private Investment Corp.(A)(B)	0.110	03/15/19	4,750,000
2,370,000	Overseas Private Investment Corp.(A)(B)	0.120	12/15/19	2,370,000
13,000,000	Overseas Private Investment Corp.(A)(B)	0.110	12/16/19	13,000,000
9,633,193	Overseas Private Investment Corp.(A)(B)	0.120	01/15/21	9,633,193
6,884,800	Overseas Private Investment Corp.(A)(B)	0.120	01/15/21	6,884,800
5,473,684	Overseas Private Investment Corp.(A)(B)	0.110	03/15/24	5,473,684
1,710,526	Overseas Private Investment Corp.(A)(B)	0.110	03/15/24	1,710,526
7,017,537	Overseas Private Investment Corp.(A)(B)	0.110	06/15/24	7,017,537
22,500,000	Overseas Private Investment Corp.(A)(B)	0.120	07/15/25	22,500,000
6,700,000	Overseas Private Investment Corp.(A)(B)	0.110	09/30/31	6,700,000
4,700,000	Overseas Private Investment Corp.(A)(B)	0.110	09/30/31	4,700,000
4,500,000	Overseas Private Investment Corp.(A)(B)	0.110	09/30/31	4,500,000
3,400,000	Overseas Private Investment Corp.(A)(B)	0.110	09/30/31	3,400,000
3,270,000	Overseas Private Investment Corp.(A)(B)	0.110	10/15/33	3,270,000
4,500,000	Overseas Private Investment Corp.(A)(B)	0.110	06/15/34	4,500,000
	Total U.S. Government Agency Obligations			$123,018,657

	Corporate Bonds — 15.2%
3,600,000	Toronto-Dominion Bank (The)	1.375	07/14/14	3,601,418
390,000	Procter & Gamble Co. (The)	0.700	08/15/14	390,240
8,075,000	Procter & Gamble Co. (The)	4.950	08/15/14	8,121,840
500,000	General Electric Capital Corp.	4.750	09/15/14	504,623
400,000	Wells Fargo & Co. MTN	3.750	10/01/14	403,458
6,900,000	Royal Bank of Canada	1.450	10/30/14	6,927,512
5,500,000	International Business Machines Corp.	0.875	10/31/14	5,512,367
485,000	General Electric Capital Corp.	3.750	11/14/14	491,310
2,000,000	Standard Chartered PLC 144a	5.500	11/18/14	2,038,812
16,918,000	US BanCorp. MN MTN	2.875	11/20/14	17,086,903
3,500,000	Bank of New York Mellon Corp. (The) MTN	1.700	11/24/14	3,515,224
350,000	Caterpillar Financial Services Corp. MTN	1.125	12/15/14	351,374
900,000	General Electric Capital Corp.	2.150	01/09/15	908,874
16,173,000	ConocoPhillips	4.600	01/15/15	16,539,052
1,000,000	Credit Suisse USA, Inc.	4.875	01/15/15	1,024,084
3,000,000	EI du Pont DE Nemours & Co.	3.250	01/15/15	3,046,949
1,478,000	UBS AG/Stamford CT	3.875	01/15/15	1,505,786
2,279,000	Bank of Nova Scotia	3.400	01/22/15	2,318,584
2,900,000	Bank of Tokyo-Mitsubishi UFJ Ltd (The) 144a	3.850	01/22/15	2,955,728
3,500,000	National Rural Utilities Cooperative Finance Corp.	1.000	02/02/15	3,513,271
7,200,000	HSBC USA, Inc.	2.375	02/13/15	7,290,801
2,840,000	Procter & Gamble Co. (The)	3.500	02/15/15	2,896,126
1,000,000	Arden Realty LP	5.250	03/01/15	1,020,437
1,800,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 144a	3.200	03/11/15	1,836,018
	Total Corporate Bonds			$93,800,791

14

Touchstone Institutional Money Market Fund (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Certificates of Deposit — 3.4%
$1,250,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY	0.240%	07/07/14	$1,249,998
12,500,000	Bank of Nova Scotia/Houston(B)	0.260	02/25/15	12,500,000
7,000,000	Canadian Imperial Bank of Commerce/New York NY(B)	0.209	03/20/15	7,000,000
	Total Certificates of Deposit			$20,749,998

	Commercial Paper — 3.2%
600,000	Bank Tokyo-Mit UFJ CP(C)	0.100	07/07/14	599,990
6,900,000	PNC Bank N.A.CP(C)	0.300	11/04/14	6,900,482
12,000,000	PNC Bank NA CP(C)	0.310	01/16/15	12,000,000
	Total Commercial Paper			$19,500,472

	Municipal Bonds — 3.5%
800,000	Tucson AZ Ser D Pre-refunded @ $100	5.000	07/01/14	800,000
1,000,000	Manchester CT BANS UTGO Ser 2013	1.000	07/03/14	1,000,014
1,000,000	IN St Bond Bank Rev Txbl Ref Sch Severance Funding Ser 2013	0.279	07/15/14	1,000,000
885,000	New Albany OH Txbl BANS Rev Notes Ser 2013	1.375	07/31/14	885,613
4,100,000	IL St Fin Auth Rev Northwestern Mem Hosp Ser 2004 A Pre-refunded @ $100	5.500	08/15/14	4,125,950
3,080,000	American Muni Pwr-Ohio, Inc. OH BANS Ser 2013	1.000	10/23/14	3,081,929
1,950,000	Bristol CT Txbl BANS UTGO Ser 2014	1.000	10/27/14	1,952,199
500,000	NC St Hsg Fin Agyh Txbl Ref Ser 35 Ser 2014	0.488	01/01/15	500,000
2,900,000	Franklin Co OH Spl Oblg Txbl BANS Stadium Fac Proj Revenue Notes Ser 2014	0.800	03/05/15	2,907,812
1,750,000	Riverside OH Rev BANS Txbl Bldg Acquistion Revenue Notes Ser 2014	1.250	04/23/15	1,757,030
1,435,000	Westerville OH (Spl Oblg) Non-Ta Txbl NTS Revenue Notes Ser 2014	0.350	05/05/15	1,435,000
1,955,000	MS St Business Fin Co Coast Elec Pwr Assn C Rmkt Ser 2013 (SPA: Natl Rural Util Coop Fin)	0.350	05/01/37	1,955,000
	Total Municipal Bonds			$21,400,547

	Repurchase Agreements — 9.1%
35,800,000	BMO Capital, 0.06%, dated 6/30/14, matures on 07/01/14, repurchase price $35,800,060 (collateralized by various U.S. Treasury Notes, ranging in par value from $100,000 - $1,783,000, 0.000% - 7.625%, 07/10/14 - 02/15/44, total market value $36,516,092)	0.060	07/01/14	35,800,000
20,000,000	Wells Fargo, 0.08%, dated 6/30/14, matures on 07/01/14, repurchase price $20,000,033 (collateralized by various Government Agency Notes, ranging in par value from $1,329,000 - $8,000,000, 0.125% - 2.375%, 12/17/15 - 01/13/22, total market value $20,400,682)	0.080	07/01/14	20,000,000
	Total Repurchase Agreements			$55,800,000

	Total Investment Securities —101.5%
	(Cost $623,945,165)			$623,945,165

	Liabilities in Excess of Other Assets — (1.5%)			(9,440,082)

	Net Assets — 100.0%			$614,505,083

(A)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

(B)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2014.

(C)	Rate reflects yield at the time of purchase.

15

Touchstone Institutional Money Market Fund (Unaudited) (Continued)

# Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.

Portfolio Abbreviations:

BANS - Bond Anticipation Notes

CDA - Communities Development Authority

EDR - Economic Development Revenue

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

HFA - Housing Finance Agency

HFC - Housing Finance Corp.

IDA - Industrial Development Authority/Agency

IDB - Industrial Development Board

IDR - Industrial Development Revenue

LIQ - Liquidity Facility

LLC - Limited Liability Company

LOC - Letter of Credit

MTN - Medium Term Note

SPA - Stand-by Purchase Agreement

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2014, these securities were valued at $13,985,558 or 2.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

16

Touchstone Institutional Money Market Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Variable Rate Demand Notes	$—	$289,674,700	$—	$289,674,700
U.S. Government Agency Obligations	—	123,018,657	—	123,018,657
Corporate Bonds	—	93,800,791	—	93,800,791
Certificates of Deposit	—	20,749,998	—	20,749,998
Commercial Paper	—	19,500,472	—	19,500,472
Municipal Bonds	—	21,400,547	—	21,400,547
Repurchase Agreements	—	55,800,000	—	55,800,000
				$623,945,165

See accompanying Notes to Portfolios of Investments.

17

Portfolio of Investments

Touchstone Money Market Fund – June 30, 2014 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes(A) — 55.4%
$600,000	Pittsburgh Technical Institute US Domestic Ser 1999	0.150%	10/01/15	$600,000
100,000	Berks Co PA IDA Lebanon Vy Mall Ser 1996 B (LOC: First Union National Bank)	0.200	07/01/16	100,000
580,000	Team Rahal of Pittsburgh Priv Placement Ser 2002 144a	0.170	11/01/17	580,000
1,130,000	Plymouth WI IDR (Wis Plastic Prods Inc Proj) Ser 1998 (LOC: Bank First National)	0.120	05/01/18	1,130,000
100,000	Dublin Building LLC US Domestic Ser 1997	0.270	11/01/18	100,000
1,305,000	Livingston Co NY IDA Ref Red/Nicholas Ser 2007 B (LOC: HSBC Bank USA NA)	0.150	07/01/19	1,305,000
1,485,000	St Ann's Medical Office Building II LP US Domestic Ser 1998	0.170	11/01/19	1,485,000
985,000	Yuengling Beer Co., Inc. Priv Placement Ser 1999	0.230	11/01/19	985,000
1,205,000	CMW Real Estate LLC US Domestic Ser 2000	0.170	06/01/20	1,205,000
620,000	Stonehedge Enterprises, Inc. US Domestic Ser 2000	0.170	01/04/21	620,000
160,000	WA St Hsg Fin Commission Brittany Pk Ser 1998 B (LIQ: FNMA)	0.140	11/01/21	160,000
1,069,000	Progress Industrial Properties, Inc. US Domestic Ser 2002	0.150	01/01/22	1,069,000
3,000,000	East Baton Rouge Parish LA (Exxon Proj) Ser 1993	0.030	03/01/22	3,000,000
800,000	Mason City Clinic PC US Domestic Ser 1992	0.240	09/01/22	800,000
300,000	Rise, Inc. Mesa AZ US Domestic Ser 2002	0.200	11/01/22	300,000
2,957,000	Campus Research Corp. US Domestic Ser 2002	0.150	06/01/23	2,957,000
500,000	Dick Masheter Ford, Inc. US Domestic Ser 2003	0.170	07/01/23	500,000
292,000	WAI Enterprises LLC Ser 2004	0.300	06/01/24	292,000
439,000	Fitch Denny Funeral Home, Inc. Ser 2004	0.290	09/01/24	439,000
1,765,000	St James Properties Ltd. Priv Placement Ser 2004	0.300	12/01/24	1,765,000
225,000	NY City NY IDA N Y Congregational Ser 2006 B (LOC: HSBC Bank USA NA)	1.370	02/01/25	225,000
700,000	Mequon WI IDR (Gateway Plastics) Ser 2001 B (LOC: Bank One Wisconsin)	0.200	08/01/26	700,000
3,950,000	Jeff Wyler Automotive Family, Inc. Priv Placement Ser 2006	0.300	01/04/27	3,950,000
2,480,000	Chelwood LP Ser 2013	0.130	03/20/27	2,480,000
405,000	Bayloff Properties LLC US Domestic Ser 1998	0.270	04/01/28	405,000
1,805,000	VT St Edl & Hlth Bldg (Brattleboro Mem Hosp Proj) Ser 2008 A (LOC: TD Banknorth NA)	0.020	10/01/28	1,805,000
7,185,000	KS City MO Tax Incr Rev Blue Ridge Mall Tax Allocation Ser 2005 (LOC: BMO Harris Bank NA)	0.130	11/01/28	7,185,000
2,818,000	M&P Richfield LLC Ser 2001	0.150	11/01/28	2,818,000
730,000	CA St Infrastructure & Studio Moulding Ser 2001 B (LOC: Comerica Bank)	0.250	12/01/28	730,000
1,160,000	Tennis For Charity, Inc. OH Ser 2004 (LOC: JP Morgan Chase Bank NA)	0.100	12/01/29	1,160,000
5,035,000	Flamingo Enterprises, Inc. US Domestic Ser 2008	0.250	05/01/30	5,035,000
2,180,000	TP Racing LLLP US Domestic Ser 2000	0.130	06/01/30	2,180,000
550,000	Alameda Co CA IDA Plastikon Inds B Ser 2013 (LOC: Comerica Bank)	0.180	07/01/30	550,000
5,000,000	MS St Business Fin Co (Chevron USA Inc Proj) Ser 2007 A	0.030	12/01/30	5,000,000
1,245,000	Montgomery Co PA Redev Auth Kingswood Apts Pj A T1 Ser 2001 (LIQ: FNMA)	0.130	08/15/31	1,245,000
200,000	Allen Co OH Hosp Facs Rev Catholic Healthcare Ser 2008 A (LOC: Bank of America NA)	0.040	10/01/31	200,000
5,700,000	OH St Hgr Edu Fac Rev (Case Western Reserve University Proj) Ser 2002 A (SPA: Wells Fargo NA)	0.020	10/01/31	5,700,000
695,000	486 Lesser Street LLC Ser 2007	0.150	02/01/32	695,000
1,600,000	KS St Dev Fin Auth Rev (Indl Dlr Bldg Proj) Ser 2009 O (LOC: Great Western Bank)	0.160	09/01/32	1,600,000
1,100,000	OH St Air Quality Dev Auth Variable Ref Poll Control Firs Ser 2012 (LOC: Bank of Nova Scotia)	0.040	11/01/32	1,100,000
4,875,000	Andrew W Mellon Foundation Ser 2008	0.120	12/01/32	4,875,000
5,732,000	Hart Family Holdings LLC	0.130	12/01/32	5,732,000
390,000	Alameda Co CA IDA Golden West Paper Ser 2008 (LOC: Comerica Bank)	0.180	11/01/33	390,000
2,420,000	First Christian Church Of Florissant US Domestic Ser 2008	0.150	01/01/34	2,420,000
3,700,000	NY Subser Ser 2004 H 1 (LOC: Bank of NY Mellon)	0.030	03/01/34	3,700,000
10,360,000	Allen Co OH Hosp Facs Rev Catholic Healthcare Ser 2010 C (LOC: Union Bank NA)	0.040	06/01/34	10,360,000
2,350,000	D&I Properties LLC US Domestic Ser 2004	0.150	11/01/34	2,350,000

18

Touchstone Money Market Fund (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes(A) — 55.4% (Continued)
$7,500,000	Westchester Co NY Hlthcare Sr Lien Ser 2010 D (LOC: TD Bank NA)	0.120%	11/01/34	$7,500,000
805,000	WA St Hsg Fin Commission Mallard Lakes Ser 2002 B (LIQ: FNMA)	0.140	05/15/35	805,000
6,400,000	MS St Business Fin CO Chevron USA Inc Ser 2010 L	0.040	11/01/35	6,400,000
3,800,000	New York NY UTGO Ser 2013 (LOC: Bank Of NY Mellon Trust)	0.030	04/01/36	3,800,000
505,000	CA St Infrastructure & Tobinworld Proj Ser 2007 B (LOC: Comerica Bank)	0.250	11/01/36	505,000
1,821,000	Mill Street Village LLC Ser 2006	0.290	01/01/37	1,821,000
930,000	WA St Hsg Fin Commission Vintage Proj Ser 2003 B (LIQ: FNMA)	0.100	01/15/37	930,000
4,220,000	Keep Memory Alive Ser 2013	0.110	05/01/37	4,220,000
1,350,000	WA St Hsg Fin Commission Highlander Apts B Ser 2004 (LIQ: FHLMC)	0.150	05/01/37	1,350,000
8,800,000	Sarasota Co FL Public Hosp D Ref Sarasota Mem Hosp Ser 2008 A (LOC: Northern Trust Company)	0.010	07/01/37	8,800,000
245,000	LA Crosse WI IDR (G G P Inc Proj) Ser 2007 B (LOC: Wells Fargo Bank NA)	0.200	08/01/37	245,000
5,260,000	OSF Finance Co. LLC US Domestic Ser 2007	0.110	12/01/37	5,260,000
2,500,000	Chatom AL IDB Powersouth Energy Coop Ser 2011 A (SPA: National Rural Utilities Finance)	0.500	11/15/38	2,500,000
1,800,000	OH St Hgr Edl Fac Comm (Hosp Cleveland Clinic Hlth Sys) (LIQ: Bank of NY Mellon Trust) Ser 2013	0.010	01/01/39	1,800,000
2,600,000	OH St Hgr Edl Fac Comm Hosp Cleveland Clinic Hlth Sys Ser 2013 (LIQ: Bank of NY Mellon Trust)	0.030	01/01/39	2,600,000
1,530,000	Orthopedic Hospital of Wisconsin LLC (LOC: BMO)	0.150	03/01/39	1,530,000
35,000	Montgomery Co OH Rev Miami VY Hosp Ser 2011 C (SPA: Wells Fargo Bank NA)	0.010	11/15/39	35,000
8,000,000	East Baton Rouge Parish LA Indl D (Exxonmobil Proj) Ser 2010 B	0.030	12/01/40	8,000,000
3,005,000	Montgomery Co OH Rev Miami Valley Hosp Ser 2014 C (SPA: Barclays Bank PLC)	0.010	11/15/45	3,005,000
3,820,000	Schreiber Capital Co. LLC US Domestic Ser 2006	0.150	04/01/46	3,820,000
5,000,000	MI St Fin Auth Rev Sch Ln Ser 2010 B (LOC: Bank of Montreal)	0.120	09/01/50	5,000,000
950,000	MBE Investment Co. LLC US Domestic Ser 2001	0.180	02/01/51	950,000
950,000	East Baton Rouge Parish LA Indl (Variable Exxonmobil Proj Gulf) Ser 2011	0.030	12/01/51	950,000
1,200,000	YMCA of Northwoods (The)	0.200	05/01/54	1,200,000
	Total Variable Rate Demand Notes			$167,008,000

	U.S. Government Agency Obligations — 18.6%
3,085,000	Overseas Private Investment Corp.(A)(B)	0.390	05/02/15	3,086,978
2,389,655	Overseas Private Investment Corp.(A)(B)	0.110	03/15/17	2,389,655
1,896,548	Overseas Private Investment Corp.(A)(B)	0.110	03/15/17	1,896,548
6,000,000	Overseas Private Investment Corp.(A)(B)	0.120	06/15/17	6,000,000
6,000,000	Overseas Private Investment Corp.(A)(B)	0.120	06/15/17	6,000,000
5,000,000	Overseas Private Investment Corp.(A)(B)	0.120	06/15/17	5,000,000
2,000,000	Overseas Private Investment Corp.(A)(B)	0.110	12/16/19	2,000,000
2,587,539	Overseas Private Investment Corp.(A)(B)	0.110	03/15/24	2,587,539
10,500,000	Overseas Private Investment Corp.(A)(B)	0.120	07/15/25	10,500,000
2,940,000	Overseas Private Investment Corp.(A)(B)	0.120	05/15/30	2,940,000
2,300,000	Overseas Private Investment Corp.(A)(B)	0.110	09/30/31	2,300,000
1,900,000	Overseas Private Investment Corp.(A)(B)	0.110	09/30/31	1,900,000
9,401,709	Overseas Private Investment Corp.(A)(B)	0.120	10/15/32	9,401,709
	Total U.S. Government Agency Obligations			$56,002,429

	Corporate Bonds — 14.2%
925,000	Toronto-Dominion Bank (The)	1.375	07/14/14	925,361
1,055,000	Procter & Gamble Co. (The)	0.700	08/15/14	1,055,597
2,925,000	Procter & Gamble Co. (The)	4.950	08/15/14	2,941,956
125,000	General Electric Capital Corp.	4.750	09/15/14	126,170
3,450,000	Royal Bank of Canada	1.450	10/30/14	3,463,748
2,100,000	International Business Machines Corp.	0.875	10/31/14	2,104,722

19

Touchstone Money Market Fund (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Corporate Bonds — 14.2% (Continued)
$150,000	Toyota Motor Credit Corp. MTN	1.250%	11/17/14	$150,566
400,000	Standard Chartered PLC 144a	5.500	11/18/14	407,762
7,665,000	US BanCorp. MN MTN	2.875	11/20/14	7,741,524
1,500,000	Bank of New York Mellon Corp. (The) MTN	1.700	11/24/14	1,506,524
1,900,000	Bank of Nova Scotia	1.850	01/12/15	1,915,106
7,923,000	ConocoPhillips	4.600	01/15/15	8,102,261
443,000	Credit Suisse USA, Inc.	4.875	01/15/15	453,669
1,100,000	EI du Pont DE Nemours & Co.	3.250	01/15/15	1,117,200
600,000	UBS AG/Stamford CT	3.875	01/15/15	611,280
600,000	Bank of Nova Scotia	3.400	01/22/15	610,540
1,500,000	Bank of Tokyo-Mitsubishi UFJ Ltd (The) 144a	3.850	01/22/15	1,528,825
1,900,000	National Rural Utilities Cooperative Finance Corp.	1.000	02/02/15	1,907,204
350,000	International Business Machines Corp.	0.550	02/06/15	350,722
3,300,000	HSBC USA, Inc.	2.375	02/13/15	3,341,617
1,214,000	Procter & Gamble Co. (The)	3.500	02/15/15	1,237,928
300,000	Arden Realty LP	5.250	03/01/15	306,131
680,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 144a	3.200	03/11/15	693,608
100,000	Caterpillar Financial Services Corp. MTN	1.100	05/29/15	100,752
	Total Corporate Bonds			$42,700,773

	Municipal Bonds — 3.5%
350,000	Tucson AZ Ser D Ser 2004 D Pre-refunded @100 Pre-refunded @ $100	5.000	07/01/14	350,000
395,000	Manchester CT BANS UTGO Ser 2013	1.000	07/03/14	395,005
405,000	IN St Bond Bank Rev Txbl Sch Severance Funding Ser 2013	0.279	07/15/14	405,000
400,000	New Albany OH Txbl BANS Revenue Notes Ser 2013	1.375	07/31/14	400,277
1,700,000	IL St Fin Auth Rev Northwestern Mem Hosp Ser 2004 A Pre-refunded @ $100	5.500	08/15/14	1,710,760
1,300,000	American Muni Pwr, Inc. BANS Ser 2013	1.000	10/23/14	1,300,814
900,000	Bristol CT Txbl BANS UTGO Ser 2014	1.000	10/27/14	901,015
1,375,000	Avon OH Wtr Sys Impt Rev BANS Txbl Rev Notes Ser 2014	1.000	02/05/15	1,378,690
620,000	Loveland OH (Spl Oblig) Txbl NTS Downtown Rev Notes Ser 2014	3.000	02/10/15	625,620
1,350,000	Franklin Co OH (Spl Oblg) BANS (Stadium Fac Proj) Ser 2014	0.800	03/05/15	1,353,637
1,200,000	Upper Arlington OH Txbl Land Acq LTGO Ser 2014	0.300	04/15/15	1,200,000
600,000	Westerville OH (Spl Oblg) Non-Ta Txbl Rev Notes Ser 2014	0.350	05/05/15	600,000
	Total Municipal Bonds			$10,620,818

	Commercial Paper — 6.4%
1,800,000	NSTAR Electric CP(C)	0.110	07/02/14	1,799,994
10,400,000	Bank Tokyo-Mit UFJ CP(C)	0.100	07/07/14	10,399,827
2,600,000	PNC Bank N.A.CP(C)	0.300	11/04/14	2,600,182
4,500,000	PNC Bank NA CP(C)	0.310	01/16/15	4,500,000
	Total Commercial Paper			$19,300,003

20

Touchstone Money Market Fund (Unaudited) (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Certificates of Deposit — 3.5%
$500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY(B)	0.240%	07/07/14	$499,999
6,000,000	Bank of Nova Scotia/Houston(B)	0.260	02/25/15	6,000,000
3,900,000	Canadian Imperial Bank of Commerce/New York NY(B)	0.209	03/20/15	3,900,000
	Total Certificates of Deposit			$10,399,999

	Total Investment Securities —101.6%
	(Cost $306,032,022)			$306,032,022

	Liabilities in Excess of Other Assets — (1.6%)			(4,744,997)

	Net Assets — 100.0%			$301,287,025

(A)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

(B)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2014.

(C)	Rate reflects yield at the time of purchase.

Portfolio Abbreviations:

BANS - Bond Anticipation Notes

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

IDA - Industrial Development Authority/Agency

IDB - Industrial Development Board

IDR - Industrial Development Revenue

LIQ - Liquidity Facility

LLC - Limited Liability Company

LOC - Letter of Credit

LP - Limited Partnership

LTGO - Limited Tax General Obligation

MTN - Medium Term Note

SPA - Stand-by Purchase Agreement

UTGO - Unlimited Tax General Obligation

21

Touchstone Money Market Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Variable Rate Demand Notes	$—	$167,008,000	$—	$167,008,000
U.S. Government Agency Obligations	—	56,002,429	—	56,002,429
Corporate Bonds	—	42,700,773	—	42,700,773
Municipal Bonds	—	10,620,818	—	10,620,818
Commercial Paper	—	19,300,003	—	19,300,003
Certificates of Deposit	—	10,399,999	—	10,399,999
				$306,032,022

See accompanying Notes to Portfolios of Investments.

22

Notes to Portfolios of Investments

June 30, 2014 (Unaudited)

Security valuation and fair value measurements — All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. Generally accepted accounting principles in the United States (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of June 30, 2014, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by portfolio allocation. The Funds did not hold any Level 3 categorized securities during the period ended June 30, 2014.

All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended June 30, 2014 there were no transfers between Level 1, 2 and 3 for all Funds.

The Funds’ investments of the Institutional Money Market Fund and Money Market Fund are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last bid price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last bid price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Debt securities for which market quotations are readily available are valued at their most recent evaluated bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Debt securities for which market quotations are not readily available are valued at their most recent evaluated bid by an independent pricing service using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Securities for which market quotations, the NOCP, or other significant observable inputs are not readily available are fair valued as determined by or under the direction of the Board

23

Notes to Portfolios of Investments (Unaudited) (Continued)

of Trustees (the “Board”) and are categorized in Level 3. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and translated into U.S. dollars using currency exchange rates.

Level 2 Valuation— Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

Level 3 Valuation— Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotation are not reliable, are priced at their fair value using procedures approved by the Funds’ Board.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Investment companies—Certain Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Funds’ fees and expenses.

Foreign currency translation— The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2) purchases and sales of investment securities, income and expenses at the relevant rate of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investment in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

24

Notes to Portfolios of Investments (Unaudited) (Continued)

Forward foreign currency contracts—A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

For the period ended June 30, 2014, there were no open forward foreign currency contracts.

Portfolio securities loaned — Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the securities loaned plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle. The approved investment vehicle is subject to market risk.

As of June 30, 2014, the following Funds loaned securities and received collateral as follows:

	Market	Market
	Value of	Value of
	Securities	Collateral
Fund	Loaned	Received
High Yield Fund	3,707,638	3,879,452

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on trading volumes, float, short-term interest rates and market liquidity. A lending Fund retains the interest or dividends on the investment of any cash received as collateral. The lending Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the lending Fund. The lending Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Repurchase agreements— Repurchase agreements, which are collateralized by U.S.Government obligations, are valued at cost, which together with accrued interest approximates market value. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying collateral securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

25

Notes to Portfolios of Investments (Unaudited) (Continued)

Federal Tax Information— As of June 30, 2014, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross	Net Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Active Bond Fund	$107,530,049	$4,101,797	$(551,207)	$3,550,590
High Yield Fund	302,512,723	13,863,928	(160,634)	13,703,294
Institutional Money Market Fund	623,945,165	—	—	—
Money Market Fund	306,032,022	—	—	—

26

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Investment Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	08/22/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	08/22/14

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	08/22/14

* Print the name and title of each signing officer under his or her signature.